Loss per Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss per Shares
(Loss) attributable to equity holders of the Company	$ (738,465)	$ (173,308)
Weighted average number of shares	3,378,760	3,375,918
Basic (loss) per share	$ (0.22)	$ (0.05)